CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net loss	$ (57,852,518)	$ (12,967,097)
Other comprehensive loss, net of tax
Foreign currency translation (loss)/gain	(415,544)	133,245
Total comprehensive loss	$ (58,268,062)	$ (12,833,852)